Sprucegrove International Equity Master Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Cost	Value	Percentage of Net Assets

Common Stock — 94.6%

Australia
Adbri Ltd	992,830	$2,103,950	$2,631,535	0.6%
National Australia Bank Ltd	232,805	3,536,400	4,610,211	1.0

Total Australia		5,640,350	7,241,746	1.6

Brazil
Ambev SA ADR	2,737,600	6,909,068	7,501,024	1.7
Banco Bradesco SA ADR	1,249,248	9,385,736	5,871,466	1.3

Total Brazil		16,294,804	13,372,490	3.0

Canada
Alimentation Couche-Tard, Cl B	103,100	3,223,475	3,323,875	0.8
Bank of Nova Scotia	84,070	3,816,997	5,258,848	1.2
Saputo Inc	122,700	3,090,635	3,689,249	0.8

Total Canada		10,131,107	12,271,972	2.8

Denmark
Bakkafrost P	27,054	1,164,829	2,147,181	0.5

Finland
Nokian Renkaat OYJ	177,742	5,001,930	6,450,812	1.4

France
Air Liquide SA	46,710	4,315,235	7,647,298	1.7
TOTAL SE	161,695	7,379,853	7,558,816	1.7

Total France		11,695,088	15,206,114	3.4

Germany
BASF SE	118,630	8,162,514	9,876,887	2.2
Bayerische Motoren Werke	88,866	7,458,142	9,240,142	2.1
Fresenius Medical Care & KGaA	54,840	4,300,550	4,042,504	0.9
Henkel & KGaA	98,400	9,096,292	9,766,563	2.2
SAP SE	28,230	2,237,081	3,464,508	0.8

Total Germany		31,254,579	36,390,604	8.2

Hong Kong
AIA Group Ltd	811,600	7,039,761	9,844,282	2.2
HSBC Holdings PLC	1,141,603	9,231,202	6,681,236	1.5
Johnson Electric Holdings	942,823	2,665,738	2,534,585	0.5
Television Broadcasts Ltd	779,800	4,329,243	811,450	0.2
Xinyi Glass Holdings Ltd	936,000	981,599	3,058,017	0.7
Yue Yuen Industrial Holdings	1,794,876	4,028,502	4,478,850	1.0

Total Hong Kong		28,276,045	27,408,420	6.1

Ireland
CRH PLC	200,217	5,102,867	9,405,505	2.1

Sprucegrove International Equity Master Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Cost	Value	Percentage of Net Assets

Common Stock — continued

Ryanair Holdings PLC ADR *	44,900	$2,903,439	$5,163,500	1.2%

Total Ireland		8,006,306	14,569,005	3.3

Isreal
Check Point Software Technologies Ltd *	10,000	884,299	1,119,700	0.3

Italy
Freni Brembo	386,730	3,977,010	4,827,023	1.1

Japan
Ain Holdings	49,400	2,943,850	3,192,000	0.7
Denso Corp	154,800	6,411,169	10,292,449	2.3
FANUC Corp	12,300	1,583,225	2,914,710	0.7
Komatsu Ltd	119,800	2,559,173	3,706,753	0.8
Kubota Corp	266,900	4,103,029	6,085,561	1.3
Nihon Kohden Corp	134,300	3,238,749	3,925,692	0.9
Nitto Denko Corp	102,100	5,221,650	8,740,869	2.0
Omron Corp	59,639	1,749,127	4,663,176	1.0
Toyota Motor Corp	107,500	7,217,000	8,382,082	1.9

Total Japan		35,026,972	51,903,292	11.6

Netherlands
Boskalis Westminster	245,781	8,440,163	7,909,131	1.8
SBM Offshore	381,552	5,653,150	7,004,574	1.5

Total Netherlands		14,093,313	14,913,705	3.3

Norway
TGS NOPEC Geophysical	377,180	7,328,691	6,020,228	1.3
Yara International ASA	168,430	5,992,570	8,776,311	2.0

Total Norway		13,321,261	14,796,539	3.3

Panama
Copa Holdings SA, Cl A	79,500	4,677,988	6,422,805	1.4

Singapore
Hongkong Land Holdings Ltd	780,300	5,013,631	3,831,273	0.9
Jardine Matheson Holdings Ltd	83,200	4,862,601	5,440,448	1.2
Jardine Strategic Holdings Ltd	91,500	2,454,621	3,021,330	0.7
SATS Ltd	729,000	1,526,249	2,360,189	0.5
Sembcorp Industries Ltd	3,191,400	8,413,392	4,370,479	1.0
Singapore Telecommunications	3,328,825	7,070,279	6,045,202	1.3
United Overseas Bank Ltd	433,330	7,425,630	8,330,540	1.9
Venture Corp	151,700	1,193,979	2,264,887	0.5

Total Singapore		37,960,382	35,664,348	8.0

South Africa
Tiger Brands Ltd	336,920	5,288,009	4,808,661	1.1

South Korea
Samsung Electronics GDR	5,902	3,074,207	10,765,248	2.4

Sprucegrove International Equity Master Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Cost	Value	Percentage of Net Assets

Common Stock — continued

Switzerland
Cie Financiere Richemont, Cl A	97,490	$6,734,280	$9,399,397	2.1%
LafargeHolcim Ltd	154,100	7,691,261	9,093,890	2.0
Novartis	83,700	6,562,574	7,183,179	1.6
Swatch Group	21,370	5,982,592	6,173,833	1.4

Total Switzerland		26,970,707	31,850,299	7.1

United Kingdom
Aggreko PLC	668,640	7,726,616	8,090,470	1.8
Anglo American PLC	235,133	2,128,097	9,221,379	2.1
Berkeley Group Holdings	135,180	7,278,947	8,279,029	1.9
BHP Group PLC	268,340	4,412,053	7,754,389	1.8
Carnival PLC *	205,522	4,602,612	4,495,794	1.0
Diageo PLC	112,160	3,416,294	4,626,136	1.0
Electrocomponents PLC	239,033	838,153	3,274,831	0.7
IMI PLC	445,500	6,093,461	8,199,462	1.8
Johnson Matthey PLC	164,190	5,315,941	6,825,393	1.5
Lloyds Banking Group PLC	9,474,300	7,032,650	5,560,007	1.2
Royal Dutch Shell PLC, Cl B	246,136	6,806,952	4,533,548	1.0
Smiths Group PLC	437,850	8,437,604	9,288,002	2.1
Spectris PLC	122,840	3,453,340	5,638,641	1.3
Travis Perkins PLC	448,871	8,016,323	9,546,560	2.2
Victrex PLC	208,215	5,327,382	6,348,719	1.4
Weir Group PLC	345,780	5,686,926	8,477,525	1.9

Total United Kingdom		86,573,351	110,159,885	24.7

Total Common Stock		349,312,537	422,289,849	94.6

Preferred Stock — 1.8%

Germany
FUCHS PETROLUB SE	108,820	4,154,994	5,223,258	1.2
Jungheinrich AG (A)	54,610	1,416,639	2,631,498	0.6

Total Preferred Stock		5,571,633	7,854,756	1.8

Total Investments — 96.4%		$354,884,170	$430,144,605	96.4%

Other Assets and
Liabilities, Net — 3.6%			16,213,179	3.6

Net Assets — 100.0%			$446,357,784	100.0%

(A)	There is currently no rate available.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

Sprucegrove International Equity Master Fund

Schedule of Investments

March 31, 2021 (Unaudited)

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Sprucegrove International Equity Master Fund

March 31, 2021 (Unaudited)

Valuation of Investments

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2021, there were no securities valued in accordance with the Fair Value Procedures.

Each Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of each Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. The Sub-Adviser oversees the valuation of each Fund’s investments on behalf of each Fund. The Board has approved valuation procedures for each Fund, which are in substance identical (the “Valuation Procedures”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The date the Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within

Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2021, there were no changes to the Fund’s fair value methodologies.

Sprucegrove International Equity Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Cost	Value	Percentage of Net Assets

MASTER FUND — 100.0%

Sprucegrove International Equity Master Fund
	12,500	$1,100,000	$1,100,000	100.0%

Total Investments — 100.0%		$1,100,000	$1,100,000	100.0%

Other Assets and
Liabilities, Net — 0.0%			-	-

Net Assets — 100.0%			$1,100,000	100.0%

Amounts designated as “--” are $0 or have been rounded to $0.

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Sprucegrove International Equity Fund

March 31, 2021 (Unaudited)

Valuation of Investments

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2021, there were no securities valued in accordance with the Fair Value Procedures.

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The date the Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2021, there were no changes to the Fund’s fair value methodologies.